Equity reserves (Details 4) - Stock Option Activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Option outstanding	1,347,398
Weighted average remaining contractual life	2 years 10 months 2 days
Number of option, exercisable	1,180,724
Weighted average remaining contractual life,exercisable	2 years 9 months 14 days
June 30, 2026
Statement [Line Items]
Option outstanding	680,703
Exercise price | $ / shares	$ 3.25
Weighted average remaining contractual life	2 years 5 months 30 days
Number of option, exercisable	680,703
Weighted average remaining contractual life,exercisable	2 years 6 months
March 9, 2027
Statement [Line Items]
Option outstanding	666,695
Exercise price | $ / shares	$ 4.16
Weighted average remaining contractual life	3 years 2 months 9 days
Number of option, exercisable	500,021
Weighted average remaining contractual life,exercisable	3 years 2 months 8 days